Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued expenses - related party	$ (21,931)	$ (21,931)	$ (77,531)
Accounts receivable - related party	44,880	160,590	21,791
Due from (to) related party	22,949	138,659	(55,740)
TBG Holdings Corp. [Member]
Accounts receivable - related party	44,880	160,590	21,791
R3 Accounting LLC [Member]
Accounts payable and accrued expenses - related party	$ (21,931)	$ (21,931)	$ (77,531)